Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the GSK Puerto Rico 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan Document or Summary Plan Description for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan sponsored by GSK Puerto Rico, Inc. (“GSK” or the “Company”). The Plan was established to encourage and assist Company employees to save regularly for retirement. The Plan is subject to the provisions of the Puerto Rico Internal Code of 2011, as amended (the “PR Code”) and the Employee Retirement Income Security Act of 1974 (ERISA).
Contributions
Each year, participants may contribute up to 50% of pre-tax annual compensation and up to 10% of after-tax annual compensation, as defined in the Plan Document. Participants who have attained age 50 before the end of the Plan’s year are also eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other Puerto Rico qualified retirement plans, subject to the terms of the Plan. Participants may direct the investment of the contributions into various investment options offered by the Plan and may change those options at any time during the year. Section 1081.01 of the PR Code limits the amount of pre-tax contributions that can be made each year. The limit for participants was $15,000 in 2025.
Effective January 1, 2021, the Company makes contributions to the accounts of employees with one hour of credited service. The Company makes contributions to the accounts of employees with one hour of credited service in two ways. The Company matches 100% of employee pre-tax contributions up to 4% of the employee’s eligible pay as defined by the Plan Document. If the Puerto Rico Department of Treasury (Hacienda) limits restricts pre-tax contributions to less than 4% of eligible pay, after-tax contributions will be matched to provide a total matching contribution of 4% of eligible pay. Additionally, the Company provides for GSK core contributions of 7% of eligible employee compensation, regardless of whether the employee voluntarily contributes to the Plan. Participants decide how to invest the Company contributions into the various investment options offered by the Plan and may change those options at any time during the year.
During 2025 the total amount of the employee and employer contributions was $525,239.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, Company matching contributions, GSK core contributions and investment earnings or losses as applicable and charged with fees as applicable. The earnings on investments are allocated daily to the individual accounts of participants. These allocations are based on each participant’s relative interest in the fair value of the assets held in each fund, except for dividends and unrealized appreciation and depreciation on the GSK American Depository Receipts (ADRs), as held in the GSK Stock Fund (the “GSK Stock Fund"), which are allocated based upon the number of units held in the individual accounts of participants. The benefit, to which a participant is entitled, is the benefit that can be provided from the participant’s vested account. The Plan’s investments include the GSK Stock Fund. The GSK Stock Fund is comprised of GSK ADRs. Each ADR represents two ordinary shares of GSK plc. In addition, the GSK Stock Fund holds a small percentage invested in the State Street Institutional Treasury Money Market Fund, managed by State Street Investment Management (SSIM) for liquidity.
Nonparticipant-Directed Investments
If a participant does not designate an investment direction, their future contributions and earnings will be invested in the age-appropriate Vanguard Target Retirement fund closest to the year that the participant turns age 65. The participant can change this future investment direction as well as transfer any accumulated holdings to any other fund in the Plan at any time.
Vesting
Participants are immediately and fully vested in their participant contributions, GSK matching contributions and GSK core contributions, plus actual earnings thereon.
Payment of Benefits
While employed, participants may withdraw their rollover contributions, after-tax contributions, and prior company matching contributions at any time. After the age of 59-1/2, participants may also withdraw their pre-tax contributions at any time. Company matching contributions may not be withdrawn until termination of employment.
Participants become entitled to payment of the total value of their accounts at the time of termination, retirement, disability, or death.
Participants with account balances less than $7,000 must take an immediate distribution and can receive investments in the GSK Stock Fund in GSK ADRs. Participants can choose whether to rollover their payment or take a payment in cash. Participants who do not make an election will receive their payment in cash.
If the account balance is greater than $7,000, participants have the option of electing (1) up to four partial distributions each year from their account balance; (2) a total distribution of their account balance as annual installments over a period not exceeding 20 years, or as a lump sum distribution of cash or if invested in the GSK Stock Fund those distributions may be made in GSK ADRs.
Administrative Expenses
Investment management fees are borne by Plan participants. Investment management fees for certain funds are recorded as Administrative Expenses and Investment Management Fees in the Statement of Changes in Net Assets Available for Benefits. Other Investment management fees are deducted from the respective fund investment returns. During the year ended December 31, 2025, the Company paid administrative expenses of $223,748 on behalf of the Plan.
In addition to the Administrative Expenses and Investment Management Fees borne by Plan participants, during the year ended December 31, 2025 the Company paid to Banco Popular de Puerto Rico, the Trustee, $54,217 and State Street Bank and Trust Company, the custodian, $66,409 for 2025.